EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended September 30, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	30.15%
From	01-Sep-16	15-Sep-16	17-Oct-16	Floating Allocation Percentage at Month-End	84.08%
To	30-Sep-16	17-Oct-16
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,775,577.01
Series Nominal Liquidation Amount	1,114,915,577.01

Required Participation Amount	$1,114,915,577.01		Accumulation Account
Excess Receivables	$211,975,412.30		Beginning	-
			Payout	-
Total Collateral	1,326,890,989.31		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	147.43%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	32
	Total Pool		A1 LIBOR	0.524280%
Beginning Gross Principal Pool Balance	$4,959,657,683.98		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,000,300,111.18)			0.924280%
Investment in New Receivables	$2,038,238,504.78				1.12%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(22,177,855.38)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(568,970,002.46)			Actual	Per $1000
Less Servicing Adjustment	$(5,337,107.22)		Interest A1	451,870.22	0.45
Ending Balance	$4,401,111,112.52		Principal A1	-	$0.00

SAP for Next Period	30.15%				0.45

Average Receivable Balance	$4,388,178,802.43			Actual	Per $1000
Monthly Payment Rate	45.58%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	871,870.22	1.089838%
	Total Pool		Servicing Fee	$926,808.93
Total Interest Collections	$11,263,631.18		Excess Cash Flow	1,056,570.17
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,263,631.18
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-